Quarterly Holdings Report
for
Fidelity® Small Cap Stock K6 Fund
July 31, 2026
SLCXK6-NPRT1-0926
1.9883972.109
Common Stocks - 96.9%
	Shares	Value ($)
BERMUDA - 1.3%
Financials - 1.3%
Capital Markets - 1.3%
Marex Group Ltd	4,036	262,017
CANADA - 0.9%
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (a)	907	56,842
Industrials - 0.0%
Electrical Equipment - 0.0%
Electrovaya Inc (United States) (a)	2,446	20,106
Materials - 0.6%
Metals & Mining - 0.6%
Almonty Industries Inc (United States) (a)(b)	4,704	52,026
Major Drilling Group International Inc (a)	6,677	66,301
TOTAL MATERIALS		118,327
TOTAL CANADA		195,275
FRANCE - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Inventiva SA ADR (a)	2,400	10,752
ITALY - 1.0%
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 0.5%
Lottomatica Group Spa	3,600	97,473
Leisure Products - 0.5%
Sanlorenzo SpA/Ameglia (b)	2,400	104,670
TOTAL ITALY		202,143
JAPAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SUMCO Corp	4,546	92,420
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Newamsterdam Pharma Co NV (a)	1,503	41,768
SPAIN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
CIE Automotive SA	1,600	48,801
SWEDEN - 0.3%
Industrials - 0.3%
Building Products - 0.3%
Lindab International AB	5,000	65,164
SWITZERLAND - 1.0%
Consumer Discretionary - 1.0%
Automobile Components - 1.0%
Garrett Motion Inc	6,789	211,477
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Silicon Motion Technology Corp ADR	822	208,459
THAILAND - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Fabrinet (a)	553	240,782
UNITED STATES - 89.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Csquare Inc	3,000	59,880
Consumer Discretionary - 9.4%
Distributors - 0.3%
GigaCloud Technology Inc Class A (a)	1,442	63,073
Diversified Consumer Services - 3.6%
Grand Canyon Education Inc (a)	2,812	408,696
Laureate Education Inc (a)	8,431	322,992
		731,688
Hotels, Restaurants & Leisure - 2.0%
Brinker International Inc (a)	398	85,052
Lindblad Expeditions Holdings Inc (a)	4,027	119,119
Pursuit Attractions and Hospitality Inc (a)(b)	1,795	90,701
Rush Street Interactive Inc Class A (a)	4,702	126,531
		421,403
Household Durables - 1.1%
Cavco Industries Inc (a)	238	130,194
KB Home	1,787	98,231
		228,425
Leisure Products - 0.9%
YETI Holdings Inc (a)	3,846	188,223
Specialty Retail - 1.2%
Bob's Discount Furniture Inc (b)	8,321	138,711
Boot Barn Holdings Inc (a)	750	111,743
		250,454
Textiles, Apparel & Luxury Goods - 0.3%
Steven Madden Ltd	1,283	59,120
TOTAL CONSUMER DISCRETIONARY		1,942,386
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.8%
Performance Food Group Co (a)	1,166	133,379
Sprouts Farmers Market Inc (a)(b)	2,620	228,359
		361,738
Food Products - 0.0%
Mama's Creations Inc (a)	600	11,058
TOTAL CONSUMER STAPLES		372,796
Energy - 3.2%
Energy Equipment & Services - 0.4%
Flowco Holdings Inc Class A	4,579	93,641
Oil, Gas & Consumable Fuels - 2.8%
Chord Energy Corp	2,172	304,905
PBF Energy Inc Class A	3,700	267,436
		572,341
TOTAL ENERGY		665,982
Financials - 14.4%
Banks - 6.7%
Ameris Bancorp	2,457	214,275
Columbia Financial Inc	14,980	161,934
Community Financial System Inc	4,101	265,786
CVB Financial Corp (b)	11,163	249,716
First Bancorp/Southern Pines NC	3,458	217,404
Old National Bancorp/IN	10,347	275,645
		1,384,760
Capital Markets - 3.0%
Lincoln International Inc Class A	900	18,720
Perella Weinberg Partners Class A	11,920	210,388
StoneX Group Inc (a)	2,582	197,704
Victory Capital Holdings Inc Class A (b)	1,881	186,275
		613,087
Consumer Finance - 2.0%
EZCORP Inc Class A (a)	4,309	128,279
FirstCash Holdings Inc	851	173,613
SLM Corp	4,315	112,168
		414,060
Insurance - 2.7%
Baldwin Insurance Group Inc/The Class A (a)(b)	12,373	343,227
Primerica Inc	645	206,374
		549,601
TOTAL FINANCIALS		2,961,508
Health Care - 16.6%
Biotechnology - 5.3%
Annexon Inc (a)	6,893	35,120
Arcus Biosciences Inc (a)	800	22,552
Avalo Therapeutics Inc (a)	1,400	25,550
Celldex Therapeutics Inc (a)	1,519	57,813
CG oncology Inc (a)	400	28,476
Climb Bio Inc (a)	2,400	28,560
Cogent Biosciences Inc (a)	2,036	79,261
Crescent Biopharma Inc (a)(b)	1,400	20,258
Dianthus Therapeutics Inc (a)	715	76,448
Disc Medicine Inc (a)	512	39,424
Hemab Therapeutics Holdings Inc	500	23,775
Kiniksa Pharmaceuticals International Plc Class A (a)	775	57,614
Mirum Pharmaceuticals Inc (a)	638	67,596
Olema Pharmaceuticals Inc (a)	2,400	27,480
Praxis Precision Medicines Inc (a)	179	55,102
Relay Therapeutics Inc (a)	3,242	61,047
Spyre Therapeutics Inc (a)	864	84,957
Twist Bioscience Corp (a)	825	75,529
Upstream Bio Inc (a)	2,365	14,922
Vaxcyte Inc (a)	1,346	72,792
Viridian Therapeutics Inc (a)	1,747	33,053
Vor BioPharma Inc (a)	1,400	29,610
X4 Pharmaceuticals Inc (a)	6,208	24,708
Zenas Biopharma Inc (a)	900	28,296
		1,069,943
Health Care Equipment & Supplies - 1.9%
Lantheus Holdings Inc (a)	2,420	241,129
LivaNova PLC (a)	853	68,359
TransMedics Group Inc (a)(b)	1,145	87,604
		397,092
Health Care Providers & Services - 4.3%
BrightSpring Health Services Inc (a)	2,618	156,321
Ensign Group Inc/The	1,332	237,309
Guardian Pharmacy Services Inc Class A (a)(b)	3,869	152,942
LifeStance Health Group Inc (a)	26,948	282,415
PACS Group Inc (a)	1,413	65,012
		893,999
Life Sciences Tools & Services - 1.4%
10X Genomics Inc Class A (a)	1,300	61,451
Charles River Laboratories International Inc (a)	976	226,930
		288,381
Pharmaceuticals - 3.7%
Alumis Inc (a)	2,000	56,500
Avalyn Pharma Inc	1,100	31,669
Contineum Therapeutics Inc Class A (a)	2,000	30,980
Definium Therapeutics Inc (a)	650	28,288
Edgewise Therapeutics Inc (a)	450	17,294
Enliven Therapeutics Inc (a)	1,356	74,322
Ligand Pharmaceuticals Inc (a)	1,055	303,355
MBX Biosciences Inc (a)	1,108	73,050
Phibro Animal Health Corp Class A	1,546	56,166
Structure Therapeutics Inc ADR (a)	851	40,882
Trevi Therapeutics Inc (a)	2,851	52,031
		764,537
TOTAL HEALTH CARE		3,413,952
Industrials - 19.8%
Aerospace & Defense - 1.9%
Cirrus Aircraft Ltd (b)	6,600	36,878
Hawkeye 360 Inc	1,533	32,500
Leonardo DRS Inc	1,358	62,536
Park Aerospace Corp	1,314	44,545
V2X Inc (a)	867	78,238
VSE Corp	714	138,794
		393,491
Building Products - 0.8%
Gibraltar Industries Inc (a)	1,884	79,617
Tecnoglass Holdings Inc	2,153	93,526
		173,143
Construction & Engineering - 7.9%
Cardinal Infrastructure Group Inc Class A (b)	2,633	162,956
Centuri Holdings Inc (a)	1,782	49,611
Construction Partners Inc Class A (a)	1,584	163,706
Granite Construction Inc (b)	1,974	238,795
IES Holdings Inc (a)	943	702,102
WillScot Holdings Corp	11,825	287,111
		1,604,281
Electrical Equipment - 1.2%
Forgent Power Solutions Inc Class A	3,323	110,556
Sensata Technologies Holding PLC	2,782	128,779
		239,335
Machinery - 2.7%
Enpro Inc	487	152,879
Hillman Solutions Corp (a)	11,075	87,160
Middleby Corp/The (a)	326	43,547
Midera Food Processing Inc	1,326	63,582
SPX Technologies Inc (a)	276	60,615
Terex Corp	2,403	151,005
		558,788
Professional Services - 2.7%
Cbiz Inc (a)	10,225	563,193
Trading Companies & Distributors - 2.6%
DXP Enterprises Inc/TX (a)	953	149,640
EVI Industries Inc	600	8,442
Herc Holdings Inc	2,542	381,656
		539,738
TOTAL INDUSTRIALS		4,071,969
Information Technology - 12.8%
Electronic Equipment, Instruments & Components - 4.6%
Advanced Energy Industries Inc	418	121,019
Bel Fuse Inc Class B	327	88,934
Sanmina Corp (a)	3,294	611,235
TTM Technologies Inc (a)	1,079	124,560
		945,748
IT Services - 0.7%
Boost Run Inc Class A	4,531	90,801
DigitalOcean Holdings Inc (a)	436	51,230
		142,031
Semiconductors & Semiconductor Equipment - 5.4%
Axcelis Technologies Inc (a)	2,019	263,237
Diodes Inc (a)	1,274	104,876
Onto Innovation Inc (a)	350	90,503
Penguin Solutions Inc (a)(b)	6,496	341,884
Rambus Inc (a)	758	69,001
Semtech Corp (a)	701	82,592
Veeco Instruments Inc (a)(b)	3,200	160,000
		1,112,093
Software - 1.6%
Adeia Inc	3,857	102,789
Braze Inc Class A (a)	3,517	87,644
Riot Platforms Inc (a)	6,896	139,092
		329,525
Technology Hardware, Storage & Peripherals - 0.5%
GPGI Inc Class A	8,600	113,520
TOTAL INFORMATION TECHNOLOGY		2,642,917
Materials - 4.8%
Chemicals - 2.5%
Minerals Technologies Inc	2,129	162,315
Perimeter Solutions Inc (a)	11,262	344,730
		507,045
Construction Materials - 1.6%
James Hardie Industries PLC (a)	8,789	231,063
Suncrete Inc Class A	5,300	89,517
		320,580
Metals & Mining - 0.7%
Commercial Metals Co	2,260	155,307
TOTAL MATERIALS		982,932
Real Estate - 4.4%
Health Care REITs - 1.3%
CareTrust REIT Inc	6,449	270,471
Industrial REITs - 0.8%
Terreno Realty Corp	2,249	161,141
Real Estate Management & Development - 1.5%
Compass Inc Class A (a)	26,810	305,366
Retail REITs - 0.8%
Acadia Realty Trust	7,343	164,997
TOTAL REAL ESTATE		901,975
Utilities - 1.8%
Electric Utilities - 0.8%
IDACORP Inc	1,192	170,349
Gas Utilities - 1.0%
Southwest Gas Holdings Inc	1,445	129,183
UGI Corp	2,170	78,380
		207,563
TOTAL UTILITIES		377,912
TOTAL UNITED STATES		18,394,209
TOTAL COMMON STOCKS (Cost $15,974,516)		19,973,267

Money Market Funds - 12.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	837,964	838,132
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	1,816,767	1,816,948
TOTAL MONEY MARKET FUNDS (Cost $2,655,029)			2,655,080

TOTAL INVESTMENT IN SECURITIES - 109.7% (Cost $18,629,545)	22,628,347
NET OTHER ASSETS (LIABILITIES) - (9.7)%	(2,009,062)
NET ASSETS - 100.0%	20,619,285

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $91,931.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	135,070	2,984,977	2,281,959	3,440	(7)	51	838,132	837,964
Fidelity Securities Lending Cash Central Fund	1,835,262	5,393,156	5,411,470	948	-	-	1,816,948	1,816,767
	1,970,332	8,378,133	7,693,429	4,388	(7)	51	2,655,080

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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